INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes

	2025	2024
Domestic:	$(11,676,768)	$(11,676,768)
Foreign:	(7,133,368)	(7,133,368)
	$(18,810,136)	$(18,810,136)

Provision for Income Taxes

Income tax expense (benefit) consisted of the following:

Current:
Federal	$–
State	–
Foreign	–
Total Current	–

Deferred:
Federal	$–
State	–
Foreign	(5,554)
Total Deferred	(5,554)

Total Provision	$5,554

Schedule effective income tax reconciliation
Schedule effective income tax reconciliation
	Amount	% of Pretax Income
Tax benefit at 21% (statutory rate)	$(3,952,229)	-21.00%
State taxes, net of federal benefit	(–)	–%
Foreign rate differential	(–)	–%

Valuation allowance	3,952,229	21%
Other	–	–%
Total income tax expense	$–	0.0%